Jordan K. Thomsen
                                                                         Counsel
                                                                  (212) 314-5431
                                                              Fax:(212) 314-3953

                                                                    May 29, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  AXA Equitable Life Insurance Company
     Form N-6 Registration Statement
     File Nos. 333-134307 and 811-04335
     CIK #:  0000771726

Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable"), we are filing herewith Post-Effective Amendment No. 4 to AXA Equitable's Form N-6 Registration Statement (File No. 333-134307) under the Securities Act of 1933 ("1933 Act") and Amendment No. 64 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 ("1940 Act") with respect to AXA Equitable's Separate Account FP.

This Post-Effective Amendment to the Registration Statement relates to a new version of the Incentive Life Legacy(R) individual flexible premium variable life insurance policy to be issued by AXA Equitable with variable investment options funded through AXA Equitable's Separate Account FP. The contract will be offered and sold through both AXA Equitable's wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account FP, and the distributors of Incentive Life Legacy(R) II policies are AXA Distributors, LLC, which is an indirect wholly owned subsidiary of AXA Equitable, and AXA Advisors, Inc., which is an affiliate of AXA Equitable.

The principal differences between the new version of Incentive Life Legacy II ("new contract") and the current version of Incentive Life Legacy(R) ("old contract") are outlined below. The old contract is also covered by AXA Equitable's Form N-6 Registration Statement 333-134307 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Post-Effective amendment becomes effective, and subject to state approval, the new contract will replace the old contract for new offers and sales.

The principal differences between the old contract and new contract are as follows:

o The administrative charge now includes a per $1,000 component;
o The extended no lapse guarantee period has been modified;
o The extended no lapse guarantee rider charge has been modified;
o Certain charges, on a guaranteed basis, have been extended until age 121;
o The mortality and expense risk charge has been decreased; and
o We will no longer offer the customer loyalty credit.

We would greatly appreciate the Staff's effort in providing us with comments by July 10, 2009 or as soon as practicable thereafter. We will then file an additional post-effective amendment that will address any Staff comments to the prospectus. Also, we provide new illustrations to the Prospectus, the Statement of Additional Information ("SAI"), financial information with the SAI, and any additional exhibits that may be necessary.

Please note that our affiliate, MONY Life Insurance Company of America ("MONY America"), has plans to file Post-Effective Amendment No. 4 to MONY America's Form N-6 Registration Statement (File No. 333-134304) containing a Prospectus for Incentive Life Legacy(R) II later today. The variable life policy described in the MONY America's Prospectus is identical to that in this Registration Statement. The only differences in the disclosure relate to the issuer of the policies (MONY America) and the registrant (Variable Account L).

To facilitate the Staff's review, we are including with the Staff's courtesy copy of this letter, precisely marked copies of the prospectuses contained in this filing that show how they differ from the last Incentive Life Legacy(R) prospectus reviewed by the Staff.

Please contact the undersigned at (212) 314-5431 or Christopher Palmer, Esq. of Goodwin Procter LLP at (202) 346-4253 if you have any questions or comments.

                                                     Very truly yours,

                                                     /s/ Jordan K. Thomsen
                                                     ----------------------
                                                     Jordan K. Thomsen

cc: Sonny Oh, Esq.
    Christopher E. Palmer, Esq.


                      AXA Equitable Life Insurance Company
                 1290 Avenue of the Americas, New York, NY 10104